FINANCIAL RISK MANAGEMENT - Market risk (Details) $ in Thousands	Dec. 31, 2017 USD ($)
USD/CAD exchange rate 10% appreciation | Accounts payable and accrued liabilities
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	$ (6,085)
USD/CAD exchange rate 10% appreciation | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	1,340
USD/CAD exchange rate 10% appreciation | Receivables and other
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	676
USD/CAD exchange rate 10% appreciation | Restricted Cash
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	504
USD/CAD exchange rate 10% depreciation | Accounts payable and accrued liabilities
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	6,085
USD/CAD exchange rate 10% depreciation | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(1,340)
USD/CAD exchange rate 10% depreciation | Receivables and other
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(676)
USD/CAD exchange rate 10% depreciation | Restricted Cash
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(504)
Interest rate 1% appreciation | Long-term debt | Offtake obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	2,455
Interest rate 1% appreciation | Long-term debt | Stream obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	2,576
Interest rate 1% appreciation | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	901
Interest rate 1% appreciation | Other assets
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	5
Interest rate 1% depreciation | Long-term debt | Offtake obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(2,900)
Interest rate 1% depreciation | Long-term debt | Stream obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(2,364)
Interest rate 1% depreciation | Cash and cash equivalents
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(901)
Interest rate 1% depreciation | Other assets
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	2,537
Commodity price 10% appreciation | Long-term debt | Offtake obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(4,285)
Commodity price 10% appreciation | Long-term debt | Stream obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	(152)
Commodity price 10% appreciation | Trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	7,848
Commodity price 10% depreciation | Long-term debt | Offtake obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	4,496
Commodity price 10% depreciation | Long-term debt | Stream obligation
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	848
Commodity price 10% depreciation | Trade receivables
Nature And Extent of Risks Arising From Financial Instruments
Impact on pre-tax earnings	$ (7,848)